Critical Judgments and Accounting Estimates - Forward Commodity Price Estimates (Details) - Oil and natural gas reserves [member]	12 Months Ended
Dec. 31, 2019 $ / $
2020 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	67.00
2020 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	61.00
2020 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.08
2020 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	77.80
2020 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	48.76
2020 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	28.68
2020 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	6.42
2020 [member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.760
2021 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	68.00
2021 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	63.00
2021 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.35
2021 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	79.22
2021 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	51.82
2021 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	31.09
2021 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.36
2021 [member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.770
2022 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	71.00
2022 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	66.00
2022 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.55
2022 [member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	83.33
2022 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.62
2022 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	34.62
2022 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.05
2022 [member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2023 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	73.00
2023 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	68.00
2023 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.65
2023 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	86.54
2023 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	56.89
2023 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	36.06
2023 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.39
2023 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2024 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	75.00
2024 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	70.00
2024 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.75
2024 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	89.10
2024 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	58.71
2024 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	37.21
2024 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.73
2024 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2025 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	76.00
2025 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	72.00
2025 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.85
2025 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	91.67
2025 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	60.53
2025 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	38.37
2025 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.08
2025 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2026 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	78.00
2026 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	74.00
2026 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.91
2026 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	94.23
2026 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	62.35
2026 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	39.52
2026 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.29
2026 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2027 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	79.81
2027 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	75.81
2027 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	2.97
2027 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	96.55
2027 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	64.00
2027 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	40.56
2027 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.48
2027 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2028 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	81.33
2028 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	77.33
2028 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	3.03
2028 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	98.50
2028 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	65.38
2028 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	41.44
2028 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.69
2028 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
2029 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	82.88
2029 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	78.88
2029 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	3.09
2029 [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	100.49
2029 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	66.79
2029 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	42.33
2029 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.91
2029 [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780
Thereafter [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Pentane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | USD to CAD Exchange Rate [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity exchange rate (in dollars per unit)	0.780